Summary of Significant Accounting Policies: Fair value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair value of Financial Instruments

Fair value of Financial Instruments

The estimated fair values are determined at discrete points in time based on relevant market information.  These estimates involve uncertainties and cannot be determined with precision. The estimated fair values of all financial instruments on the Company's balance sheets were determined by using available market information and appropriate valuation methodologies.  Fair value is described as the amount at which the instrument could be exchanged in a current transaction between informed willing parties, other than a forced liquidation.  However, considerable judgment is required in interpreting market data to develop the estimates of fair value.  Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.  The Company does not have any off balance sheet financial instruments.

Trade accounts receivable, accounts payable and certain other current assets and liabilities are reported on the balance sheet at carrying value which approximates fair value due to the short-term maturities of these instruments.

The fair value of the Company’s debt is estimated based on current rates offered to the Company for similar debt and approximates carrying value.